Annual Total Returns [BarChart] - VY T Rowe Price Diversified Mid Cap Growth Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.23%)
2012	15.70%
2013	34.46%
2014	11.29%
2015	1.51%
2016	6.93%
2017	24.12%
2018	(3.77%)
2019	36.56%
2020	31.26%